Stock-Based Compensation Expense from Stock Options (Detail) (Stock Options, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-Based Compensation Expense	$ 814	$ 816	$ 439
Cost of revenue
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-Based Compensation Expense	14	12	15
Research and Development
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-Based Compensation Expense	68	56	12
Selling and marketing
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-Based Compensation Expense	259	295	333
General and administrative
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-Based Compensation Expense	428	453	79
Restructuring
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-Based Compensation Expense	$ 45